Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tax Credit Carryforward [Line Items]
Valuation allowance, deferred tax asset, increase (decrease), amount	$ 60,700,000	$ 13,000,000.0
Unrecognized tax benefits that would impact effective tax rate	2,600,000	1,100,000
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Income tax expense (benefit)	0	0
Operating loss carryforwards	277,900,000	110,500,000
Domestic Tax Authority | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount	7,500,000	2,900,000
Domestic Tax Authority | Federal Orphan Drug Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount	2,200,000
Domestic Tax Authority | Subject To Expiration
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	2,300,000
Domestic Tax Authority | Carried Forward Indefinitely
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	275,600,000
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Income tax expense (benefit)	0	0
Operating loss carryforwards	35,100,000	$ 36,000,000.0
State and Local Jurisdiction | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount	100,000
State and Local Jurisdiction | Subject To Expiration
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	33,400,000
State and Local Jurisdiction | Carried Forward Indefinitely
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	$ 1,700,000